Share Capital - Summary of authorized and issued share capital (Details) - shares	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital
Authorised	555,000,000	555,000,000	93,922,712	93,922,712
Issued	139,026,084		85,288,744	85,288,744
Common A shares [Member]
Share capital
Authorised			22,649,444	22,649,444
Issued			19,125,190	19,125,190
Common B shares [Member]
Share capital
Authorised			5,943,214	5,943,214
Issued			833,500	833,500
Class A shares [Member]
Share capital
Authorised			8,387,844	8,387,844
Issued			8,387,844	8,387,844
Class B shares [Member]
Share capital
Authorised			11,711,272	11,711,272
Issued			11,711,272	11,711,272
Class C shares [Member]
Share capital
Authorised			12,360,556	12,360,556
Issued			12,360,556	12,360,556
Class D shares [Member]
Share capital
Authorised			22,345,941	22,345,941
Issued			22,345,941	22,345,941
Class D-1 shares [Member]
Share capital
Authorised			10,524,441	10,524,441
Issued			10,524,441	10,524,441